Riverbridge Growth Fund Investor Class: RIVRX Institutional Class: RIVBX
Summary Prospectus	April 4, 2019

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Statutory Prospectus and Statement of Additional Information and other information about the Fund online at https://www.riverbridge.com/mutual-funds/. You may also obtain this information at no cost by calling 1-888-447-4470 or by sending an e-mail request to Riverbridgefunds@umb.com. The Fund’s Statutory Prospectus and Statement of Additional Information, both dated April 1, 2019, as each may be amended or supplemented, are incorporated by reference into this Summary Prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund, if you hold your shares directly with a Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with a Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-888-447-4470 or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with a Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-888-447-4470 or, if you hold your shares through a financial intermediary, by contacting your financial intermediary. Your election to receive reports in paper will apply to all of the series of Investment Managers Series Trust managed by Riverbridge Partners, LLC you hold directly or through your financial intermediary, as applicable.

Investment Objective

The investment objective of the Riverbridge Growth Fund (the “Fund” or “Growth Fund”) is to seek long term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

		Investor Class Shares		Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases		None		None
Maximum deferred sales charge (load)		None		None
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		1.00%		1.00%
Wire fee		$20		$20
Overnight check delivery fee		$25		$25
Retirement account fees (annual maintenance fee)		$15		$15

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.75%		0.75%
Distribution and service (Rule 12b-1) fees		0.25%		None
Other expenses		0.43%		0.43%
Shareholder service fees	0.08%		0.08%
All other expenses	0.35%		0.35%
Total annual fund operating expenses		1.43%		1.18%
Fees waived and/or expenses reimbursed[2]		(0.22)%		(0.22)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[2]		1.21%		0.96%

1	The expense information in the table has been restated to reflect the current expense cap, effective December 1, 2018.

2	The Growth Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of the Growth Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until March 31, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. The Growth Fund’s advisor is permitted to seek reimbursement from the Growth Fund, subject to certain limitations, of fees waived or payments made to the Growth Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Growth Fund if the reimbursement will not cause the Growth Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Growth Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class shares	$123	$431	$761	$1,694
Institutional Class shares	$98	$353	$628	$1,412

Portfolio Turnover

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Growth Fund’s performance. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Growth Fund invests in equity securities of companies of any size, including small- and mid-capitalization companies. The Growth Fund’s investments in equity securities may include common stock, preferred stock and convertible securities. While the Growth Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of non-U.S. issuers. The Growth Fund’s investments in foreign securities are primarily comprised of U.S. dollar-denominated securities of foreign issuers traded in the United States and American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Growth Fund will invest in a portfolio of securities typically spread across many economic sectors, although from time to time, the Fund may have a significant portion of its assets in one or more market sectors such as the industrials and/or information technology sector. In seeking to diversify the Growth Fund’s portfolio, the Fund’s advisor focuses on the portfolio’s earnings catalysts rather than formal limitation of exposure to market sectors. The advisor seeks to limit the portfolio exposure of the Growth Fund to a common earnings catalyst (e.g., consumer spending) to no more than 20% of the Fund’s net assets.

The Growth Fund’s advisor, Riverbridge Partners, LLC (the “Advisor”), believes that earnings power determines the value of a franchise. The Advisor focuses on companies that it views as building their earnings power and building their intrinsic, or actual, values over long periods of time. The Advisor uses a bottom-up approach that seeks to identify high quality growth companies that demonstrate the ability to sustain strong secular earnings growth, regardless of overall economic conditions.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Growth Fund is set forth below in alphabetical order. Before you decide whether to invest in the Growth Fund, carefully consider these risk factors associated with investing in the Growth Fund, which may cause investors to lose money. There can be no assurance that the Growth Fund will achieve its investment objective.

Convertible securities risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Growth Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Equity risk. The value of the equity securities held by the Growth Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Growth Fund participate, or factors relating to specific companies in which the Growth Fund invests.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Growth Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts (“ADRs”). Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Growth-oriented investment strategies risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Management and strategy risk. The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Preferred stock risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Sector focus risk. The Growth Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of November 30, 2018, the Growth Fund invested significant amounts of its total assets in the Industrials and Information Technology sectors. Companies in the Industrials sector can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. Companies in the Information Technology sector can be significantly affected by intense competition, consumer preferences, problems with product compatibility and government regulation.

Small-cap and mid-cap company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Performance

The bar chart and table below provide some indication of the risks of investing in the Growth Fund by showing changes in the Growth Fund’s performance from year to year for Institutional Class Shares and by showing how the average annual total returns of each class of the Growth Fund compare with the average annual total returns of two broad-based market indexes. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Growth Fund’s website, www.riverbridge.com, or by calling the Growth Fund at 1-888-447-4470. The Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the Growth Fund will perform in the future.

Calendar Year Total Return (before taxes) for Institutional Class Shares

For each calendar year at NAV

Institutional Class Shares
Highest Calendar Quarter Return at NAV	12.04%	Quarter Ended 9/30/2018
Lowest Calendar Quarter Return at NAV	(14.61)%	Quarter Ended 12/31/2018

The year-to-date return as of March 31, 2019 was 15.01%.

Average Annual Total Returns (for periods ended December 31, 2018)	One Year	Five Years	Since Inception (December 31, 2012)
Institutional Class Shares - Return Before Taxes	4.24%	8.26%	12.67%
Institutional Class Shares - Return After Taxes on Distributions*	2.42%	7.48%	11.97%
Institutional Class Shares - Return After Taxes on Distributions and Sale of Fund Shares*	3.77%	6.42%	10.16%
Investor Class Shares - Return Before Taxes	3.96%	7.99%	12.40%
Russell 3000 Growth Index (Reflects No Deductions for Fees, Expenses or Taxes)	(2.12)%	9.99%	13.70%
S&P 500 Index (Reflects No Deductions for Fees, Expenses or Taxes)	(4.38)%	8.49%	12.15%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown for Institutional Class.

Investment Advisor

Riverbridge Partners, LLC.

Portfolio Managers

The portfolio management team is comprised of Mark A. Thompson and Rick D. Moulton, CFA, both of whom have been jointly and primarily responsible for the day-to-day management of the Growth Fund’s portfolio since its inception.

Purchase and Sale of Fund Shares

To purchase shares of the Growth Fund, you must invest at least the minimum amount.

Minimum Investments	To Open Your Account	To Add to Your Account
Investor Class Shares
Direct Regular Accounts	$1,000	$100
Direct Retirement Accounts	$1,000	$100
Gift Account For Minors	$1,000	$100
Institutional Class Shares
All Accounts	$2,500	None

Fund shares are redeemable on any business day the New York Stock Exchange (the “NYSE”) is open for business, by written request or by telephone.

Tax Information

The Growth Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Growth Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Growth Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.